Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

American Customer Satisfaction Core Alpha ETF (“ACSI”)
Brand Value ETF (“BVAL”)
each a series of ETF Series Solutions

September 19, 2017

Supplement to the
ACSI Statement of Additional Information dated October 26, 2016
BVAL Statement of Additional Information dated May 31, 2017

Effective immediately, Ronald T. Beckman no longer serves as a Trustee of ETF Series Solutions. All references to Mr. Beckman in each Statement of Additional Information should be disregarded in their entirety.

Please retain this Supplement with each Statement of Additional Information for future reference.